Leases - Total Undiscounted Lease Liability (Details)	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	$ 458,512
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	286,509
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	172,003
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability	$ 0